Lease Liabilities - Individualization of Lease Liabilities (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 26,886,119	$ 24,138,193
Non-current lease liabilities	267,718,931	243,924,027
Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	7,967,562	6,523,306
More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	18,918,557	17,614,887
One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	11,336,538	9,531,493
Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	11,472,373	9,649,775
Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	11,756,679	9,580,693
Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	12,160,063	10,015,453
More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 220,993,278	$ 205,146,613
Enel Generacin Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	2.06%	2.06%
Current lease liabilities	$ 23,441	$ 21,932
Non-current lease liabilities	263,350	273,370
Enel Generacin Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	6,561	3,273
Enel Generacin Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	16,880	18,659
Enel Generacin Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	26,992	25,328
Enel Generacin Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	27,547	25,849
Enel Generacin Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	28,113	26,380
Enel Generacin Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	28,691	26,921
Enel Generacin Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 152,007	$ 168,892
Enel Generacin Chile S.A. [Member] | Productos Fernandez S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	2.09%	2.09%
Current lease liabilities	$ 49,999	$ 48,126
Non-current lease liabilities	590,564	541,881
Enel Generacin Chile S.A. [Member] | Productos Fernandez S.A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	12,344	13,029
Enel Generacin Chile S.A. [Member] | Productos Fernandez S.A. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	37,655	35,097
Enel Generacin Chile S.A. [Member] | Productos Fernandez S.A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	50,800	47,652
Enel Generacin Chile S.A. [Member] | Productos Fernandez S.A. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	51,862	48,648
Enel Generacin Chile S.A. [Member] | Productos Fernandez S.A. | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	52,948	49,665
Enel Generacin Chile S.A. [Member] | Productos Fernandez S.A. | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	54,055	50,705
Enel Generacin Chile S.A. [Member] | Productos Fernandez S.A. | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 380,899	$ 345,211
Enel Generacin Chile S.A. [Member] | Agricola el Bagual LTDA. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		1.91%
Current lease liabilities		$ 12
Enel Generacin Chile S.A. [Member] | Agricola el Bagual LTDA. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 12
Enel Generacin Chile S.A. [Member] | Rentaequipos Tramaca S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		0.83%
Current lease liabilities		$ 144,477
Enel Generacin Chile S.A. [Member] | Rentaequipos Tramaca S.A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 144,477
Enel Generacin Chile S.A. [Member] | Compaa de Leasing Tattersall S A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		0.83%
Current lease liabilities		$ 11,524
Enel Generacin Chile S.A. [Member] | Compaa de Leasing Tattersall S A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 11,524
Enel Generacin Chile S.A. [Member] | Empresa de Ferrocarriles del Estado | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	0.10%	0.10%
Current lease liabilities	$ 11,523	$ 11,008
Non-current lease liabilities	11,511	22,044
Enel Generacin Chile S.A. [Member] | Empresa de Ferrocarriles del Estado | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	5,751	5,503
Enel Generacin Chile S.A. [Member] | Empresa de Ferrocarriles del Estado | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	5,772	5,505
Enel Generacin Chile S.A. [Member] | Empresa de Ferrocarriles del Estado | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 11,511	11,017
Enel Generacin Chile S.A. [Member] | Empresa de Ferrocarriles del Estado | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 11,027
Enel Generacin Chile S.A. [Member] | Inversiones San Isidro | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	2.86%
Current lease liabilities	$ 6,812
Non-current lease liabilities	1,132
Enel Generacin Chile S.A. [Member] | Inversiones San Isidro | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1,676
Enel Generacin Chile S.A. [Member] | Inversiones San Isidro | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	5,136
Enel Generacin Chile S.A. [Member] | Inversiones San Isidro | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 1,132
Enel Generacin Chile S.A. [Member] | Consultoria y transpor | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	4.15%
Current lease liabilities	$ 28,815
Non-current lease liabilities	105,822
Enel Generacin Chile S.A. [Member] | Consultoria y transpor | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	6,957
Enel Generacin Chile S.A. [Member] | Consultoria y transpor | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	21,858
Enel Generacin Chile S.A. [Member] | Consultoria y transpor | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	29,463
Enel Generacin Chile S.A. [Member] | Consultoria y transpor | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	30,711
Enel Generacin Chile S.A. [Member] | Consultoria y transpor | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	32,011
Enel Generacin Chile S.A. [Member] | Consultoria y transpor | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 13,637
Enel Generacin Chile S.A. [Member] | Cuerpo de bomberos Quillota | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	2.86%
Current lease liabilities	$ 5,450
Non-current lease liabilities	906
Enel Generacin Chile S.A. [Member] | Cuerpo de bomberos Quillota | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1,341
Enel Generacin Chile S.A. [Member] | Cuerpo de bomberos Quillota | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	4,109
Enel Generacin Chile S.A. [Member] | Cuerpo de bomberos Quillota | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 906
Enel Distribucion Chile S.A. [Member] | Compaia de Leasing Tattersall S. A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		1.41%
Current lease liabilities		$ 13,244
Enel Distribucion Chile S.A. [Member] | Compaia de Leasing Tattersall S. A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 13,244
Enel Distribucion Chile S.A. [Member] | Mutual de Seguros de Chile | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	1.91%	1.91%
Current lease liabilities	$ 83,252	$ 78,491
Non-current lease liabilities	96,813	171,812
Enel Distribucion Chile S.A. [Member] | Mutual de Seguros de Chile | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	22,828	15,030
Enel Distribucion Chile S.A. [Member] | Mutual de Seguros de Chile | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	60,424	63,461
Enel Distribucion Chile S.A. [Member] | Mutual de Seguros de Chile | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 96,813	86,028
Enel Distribucion Chile S.A. [Member] | Mutual de Seguros de Chile | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 85,784
Enel Distribucion Chile S.A. [Member] | Capital Investi | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	1.91%	1.91%
Current lease liabilities	$ 73,975	$ 70,222
Non-current lease liabilities	85,303	134,554
Enel Distribucion Chile S.A. [Member] | Capital Investi | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	18,703	18,343
Enel Distribucion Chile S.A. [Member] | Capital Investi | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	55,272	51,879
Enel Distribucion Chile S.A. [Member] | Capital Investi | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 85,303	70,327
Enel Distribucion Chile S.A. [Member] | Capital Investi | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 64,227
Enel Distribucion Chile S.A. [Member] | Bcycle Latam S.P.A | Chile [Member] | Chilean Peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		6.24%
Current lease liabilities		$ 99,719
Non-current lease liabilities		18,825
Enel Distribucion Chile S.A. [Member] | Bcycle Latam S.P.A | Chile [Member] | Chilean Peso [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		99,719
Enel Distribucion Chile S.A. [Member] | Bcycle Latam S.P.A | Chile [Member] | Chilean Peso [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 18,825
Enel Distribucion Chile S.A. [Member] | Empresa de Transporte de Pasajeros Metro S.A. | Chile [Member] | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	5.99%	5.99%
Current lease liabilities	$ 263,260	$ 327,729
Non-current lease liabilities	938,645	1,115,231
Enel Distribucion Chile S.A. [Member] | Empresa de Transporte de Pasajeros Metro S.A. | Chile [Member] | U.S. Dollar [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	263,260	327,729
Enel Distribucion Chile S.A. [Member] | Empresa de Transporte de Pasajeros Metro S.A. | Chile [Member] | U.S. Dollar [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	103,394	82,209
Enel Distribucion Chile S.A. [Member] | Empresa de Transporte de Pasajeros Metro S.A. | Chile [Member] | U.S. Dollar [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	104,910	87,130
Enel Distribucion Chile S.A. [Member] | Empresa de Transporte de Pasajeros Metro S.A. | Chile [Member] | U.S. Dollar [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	111,190	92,345
Enel Distribucion Chile S.A. [Member] | Empresa de Transporte de Pasajeros Metro S.A. | Chile [Member] | U.S. Dollar [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	117,845	97,873
Enel Distribucion Chile S.A. [Member] | Empresa de Transporte de Pasajeros Metro S.A. | Chile [Member] | U.S. Dollar [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 501,306	$ 755,674
Enel Distribucion Chile S.A. [Member] | Inmobiliaria Nialem S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	0.40%	0.40%
Current lease liabilities	$ 57,590	$ 184,466
Non-current lease liabilities	18,868	91,981
Enel Distribucion Chile S.A. [Member] | Inmobiliaria Nialem S.A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	57,590	19,352
Enel Distribucion Chile S.A. [Member] | Inmobiliaria Nialem S.A. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		165,114
Enel Distribucion Chile S.A. [Member] | Inmobiliaria Nialem S.A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 18,868	$ 91,981
Enel Distribucion Chile S.A. [Member] | Rentas Inmobiliarias Amanecer S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		2.84%
Current lease liabilities		$ 55,832
Non-current lease liabilities		26,488
Enel Distribucion Chile S.A. [Member] | Rentas Inmobiliarias Amanecer S.A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		6,800
Enel Distribucion Chile S.A. [Member] | Rentas Inmobiliarias Amanecer S.A. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		49,032
Enel Distribucion Chile S.A. [Member] | Rentas Inmobiliarias Amanecer S.A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 26,488
Enel Distribucion Chile S.A. [Member] | Inmobiliaria Mixto Renta Spa | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	7.10%	3.78%
Current lease liabilities	$ 114,267	$ 11,369
Non-current lease liabilities	17,885	21,071
Enel Distribucion Chile S.A. [Member] | Inmobiliaria Mixto Renta Spa | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	28,476	11,369
Enel Distribucion Chile S.A. [Member] | Inmobiliaria Mixto Renta Spa | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	85,791
Enel Distribucion Chile S.A. [Member] | Inmobiliaria Mixto Renta Spa | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 17,885	$ 21,071
Enel Distribucion Chile S.A. [Member] | Poliplast | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	5.36%	5.36%
Current lease liabilities	$ 44,639	$ 40,713
Non-current lease liabilities		53,082
Enel Distribucion Chile S.A. [Member] | Poliplast | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	11,076	10,425
Enel Distribucion Chile S.A. [Member] | Poliplast | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 33,563	30,288
Enel Distribucion Chile S.A. [Member] | Poliplast | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		42,322
Enel Distribucion Chile S.A. [Member] | Poliplast | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 10,760
Enel Distribucion Chile S.A. [Member] | Inmobiliaria El Roble S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	0.79%	0.79%
Current lease liabilities	$ 75,290	$ 77,334
Non-current lease liabilities	11,937	144,440
Enel Distribucion Chile S.A. [Member] | Inmobiliaria El Roble S.A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	18,829	23,740
Enel Distribucion Chile S.A. [Member] | Inmobiliaria El Roble S.A. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	56,461	53,594
Enel Distribucion Chile S.A. [Member] | Inmobiliaria El Roble S.A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 11,937	71,957
Enel Distribucion Chile S.A. [Member] | Inmobiliaria El Roble S.A. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 72,483
Enel Distribucion Chile S.A. [Member] | Inmobiliaria Fernandez | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	7.13%	7.13%
Current lease liabilities	$ 94,290	$ 92,932
Non-current lease liabilities	76,043	98,215
Enel Distribucion Chile S.A. [Member] | Inmobiliaria Fernandez | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	25,617	23,272
Enel Distribucion Chile S.A. [Member] | Inmobiliaria Fernandez | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	68,673	69,660
Enel Distribucion Chile S.A. [Member] | Inmobiliaria Fernandez | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 76,043	$ 98,215
Enel Distribucion Chile S.A. [Member] | Inversiones Don Issa Ltda. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	1.87%	1.87%
Current lease liabilities	$ 20,397	$ 243,839
Non-current lease liabilities	55,988	61,405
Enel Distribucion Chile S.A. [Member] | Inversiones Don Issa Ltda. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	4,030	174,242
Enel Distribucion Chile S.A. [Member] | Inversiones Don Issa Ltda. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	16,367	69,597
Enel Distribucion Chile S.A. [Member] | Inversiones Don Issa Ltda. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 55,988	$ 61,405
Enel Distribucion Chile S.A. [Member] | ALD Automovile Ltda. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	5.29%
Current lease liabilities	$ 35,749
Non-current lease liabilities	33,839
Enel Distribucion Chile S.A. [Member] | ALD Automovile Ltda. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	8,912
Enel Distribucion Chile S.A. [Member] | ALD Automovile Ltda. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	26,837
Enel Distribucion Chile S.A. [Member] | ALD Automovile Ltda. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 33,839
Enel Green Power Chile S.A. [Member] | Ministry of National Assets | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	3.83%
Current lease liabilities	$ 188,256
Non-current lease liabilities	1,439,448
Enel Green Power Chile S.A. [Member] | Ministry of National Assets | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	81,643
Enel Green Power Chile S.A. [Member] | Ministry of National Assets | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	106,613
Enel Green Power Chile S.A. [Member] | Ministry of National Assets | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	59,511
Enel Green Power Chile S.A. [Member] | Ministry of National Assets | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	61,677
Enel Green Power Chile S.A. [Member] | Ministry of National Assets | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	63,921
Enel Green Power Chile S.A. [Member] | Ministry of National Assets | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	66,247
Enel Green Power Chile S.A. [Member] | Ministry of National Assets | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 1,188,092
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		3.03%
Current lease liabilities		$ 15,323,740
Non-current lease liabilities		189,770,648
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		2,851,919
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		12,471,821
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		3,349,055
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		4,050,273
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		3,975,272
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		4,110,447
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 174,285,601
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		5.02%
Current lease liabilities		$ 660,708
Non-current lease liabilities		2,556,426
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		660,708
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		233,135
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		244,835
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		257,123
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		270,028
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 1,551,305
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	5.01%
Current lease liabilities	$ 735,385
Non-current lease liabilities	2,518,423
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	735,385
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	261,937
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	275,083
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	288,889
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	303,387
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 1,389,127
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	3.13%
Current lease liabilities	$ 17,074,741
Non-current lease liabilities	202,814,231
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	3,710,703
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	13,364,038
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	4,494,016
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	4,638,067
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	5,084,923
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	5,230,952
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 183,366,273
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	2.54%	2.54%
Current lease liabilities	$ 284,771	$ 266,289
Non-current lease liabilities	1,563,450	1,732,956
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	284,771	266,289
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	103,379	96,311
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	106,006	98,759
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	108,699	101,268
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	111,460	103,841
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 1,133,906	$ 1,332,777
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		4.94%
Current lease liabilities		$ 58,607
Non-current lease liabilities		229,660
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		58,607
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		9,448
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		9,915
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		10,405
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		10,919
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 188,973
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		4.94%
Current lease liabilities		$ 49,370
Non-current lease liabilities		282,568
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		49,370
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		12,459
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		13,075
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		13,721
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		14,400
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 228,913
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		4.94%
Current lease liabilities		$ 119,141
Non-current lease liabilities		430,602
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		119,141
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		20,309
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		21,313
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		22,367
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		23,473
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 343,140
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	4.94%	4.94%
Current lease liabilities	$ 81,068	$ 75,277
Non-current lease liabilities	398,168	433,484
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	81,068	75,277
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	22,309	20,308
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	23,412	21,312
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	24,570	22,366
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	25,785	23,472
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 302,092	$ 346,026
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	4.40%
Current lease liabilities	$ 129,565
Non-current lease liabilities	341,860
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	129,565
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	22,309
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	23,412
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	24,570
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	25,785
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 245,784
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	4.94%	4.94%
Current lease liabilities	$ 16,853	$ 20,905
Non-current lease liabilities	199,387	216,747
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	16,853	20,905
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	10,629	9,676
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	11,154	10,154
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	11,706	10,656
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	12,285	11,183
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 153,613	$ 175,078
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		4.94%
Current lease liabilities		$ 249,846
Non-current lease liabilities		1,442,304
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		249,846
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		61,402
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		64,438
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		67,624
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		70,967
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 1,177,873
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	4.94%
Current lease liabilities	$ 26,915
Non-current lease liabilities	86,362
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	26,915
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	3,678
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	3,860
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	4,050
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	4,251
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 70,523
Enel Green Power Chile S.A. [Member] | Inmobiliaria Terra Australis Tres S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		6.39%
Current lease liabilities		$ 172,847
Non-current lease liabilities		1,464,893
Enel Green Power Chile S.A. [Member] | Inmobiliaria Terra Australis Tres S.A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		26,228
Enel Green Power Chile S.A. [Member] | Inmobiliaria Terra Australis Tres S.A. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		146,619
Enel Green Power Chile S.A. [Member] | Inmobiliaria Terra Australis Tres S.A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		54,856
Enel Green Power Chile S.A. [Member] | Inmobiliaria Terra Australis Tres S.A. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		56,851
Enel Green Power Chile S.A. [Member] | Inmobiliaria Terra Australis Tres S.A. | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		58,920
Enel Green Power Chile S.A. [Member] | Inmobiliaria Terra Australis Tres S.A. | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		61,064
Enel Green Power Chile S.A. [Member] | Inmobiliaria Terra Australis Tres S.A. | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 1,233,202
Enel Green Power Chile S.A. [Member] | Soc. Serv. Com.. Multiservice F.L. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		2.94%
Current lease liabilities		$ 83,382
Non-current lease liabilities		1,102,237
Enel Green Power Chile S.A. [Member] | Soc. Serv. Com.. Multiservice F.L. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		83,382
Enel Green Power Chile S.A. [Member] | Soc. Serv. Com.. Multiservice F.L. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		307,686
Enel Green Power Chile S.A. [Member] | Soc. Serv. Com.. Multiservice F.L. | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 794,551
Enel Green Power Chile S.A. [Member] | Fortestal Danco | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		2.42%
Current lease liabilities		$ 150,907
Non-current lease liabilities		2,202,421
Enel Green Power Chile S.A. [Member] | Fortestal Danco | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		150,907
Enel Green Power Chile S.A. [Member] | Fortestal Danco | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		40,501
Enel Green Power Chile S.A. [Member] | Fortestal Danco | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		41,480
Enel Green Power Chile S.A. [Member] | Fortestal Danco | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		42,482
Enel Green Power Chile S.A. [Member] | Fortestal Danco | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		43,509
Enel Green Power Chile S.A. [Member] | Fortestal Danco | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 2,034,449
Enel Green Power Chile S.A. [Member] | Agricola Esmeralda | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	5.30%	5.24%
Current lease liabilities	$ 576,148	$ 102,540
Non-current lease liabilities	7,105,315	7,314,667
Enel Green Power Chile S.A. [Member] | Agricola Esmeralda | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	576,148
Enel Green Power Chile S.A. [Member] | Agricola Esmeralda | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		102,540
Enel Green Power Chile S.A. [Member] | Agricola Esmeralda | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	55,600	56,310
Enel Green Power Chile S.A. [Member] | Agricola Esmeralda | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	57,500	56,315
Enel Green Power Chile S.A. [Member] | Agricola Esmeralda | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	58,952	56,317
Enel Green Power Chile S.A. [Member] | Agricola Esmeralda | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	62,440	56,317
Enel Green Power Chile S.A. [Member] | Agricola Esmeralda | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 6,870,823	$ 7,089,408
Enel Green Power Chile S.A. [Member] | Huertos Carmen Sociedad Agrcola Limitada | Chile [Member] | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	3.61%	3.56%
Current lease liabilities	$ 27,164	$ 29,461
Non-current lease liabilities	44,866
Enel Green Power Chile S.A. [Member] | Huertos Carmen Sociedad Agrcola Limitada | Chile [Member] | U.S. Dollar [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	27,164	$ 29,461
Enel Green Power Chile S.A. [Member] | Huertos Carmen Sociedad Agrcola Limitada | Chile [Member] | U.S. Dollar [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 44,866
Enel Green Power Chile S.A. [Member] | Inversiones e Inmobiliaria Itraque S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	3.70%	3.70%
Current lease liabilities	$ 9,303	$ 48,985
Non-current lease liabilities	294,174	147,107
Enel Green Power Chile S.A. [Member] | Inversiones e Inmobiliaria Itraque S.A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	9,303	48,985
Enel Green Power Chile S.A. [Member] | Inversiones e Inmobiliaria Itraque S.A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	4,009	3,694
Enel Green Power Chile S.A. [Member] | Inversiones e Inmobiliaria Itraque S.A. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	4,157	3,830
Enel Green Power Chile S.A. [Member] | Inversiones e Inmobiliaria Itraque S.A. | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	4,309	3,971
Enel Green Power Chile S.A. [Member] | Inversiones e Inmobiliaria Itraque S.A. | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	4,470	4,116
Enel Green Power Chile S.A. [Member] | Inversiones e Inmobiliaria Itraque S.A. | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 277,229	$ 131,496
Enel Green Power Chile S.A. [Member] | Inverko S A | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	5.70%	5.70%
Current lease liabilities	$ 45,907	$ 22,948
Non-current lease liabilities	870,929	76,008
Enel Green Power Chile S.A. [Member] | Inverko S A | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	45,907	8,115
Enel Green Power Chile S.A. [Member] | Inverko S A | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		14,833
Enel Green Power Chile S.A. [Member] | Inverko S A | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	30,266	25,536
Enel Green Power Chile S.A. [Member] | Inverko S A | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	30,675	27,030
Enel Green Power Chile S.A. [Member] | Inverko S A | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	31,089	$ 23,442
Enel Green Power Chile S.A. [Member] | Inverko S A | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	31,508
Enel Green Power Chile S.A. [Member] | Inverko S A | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 747,391
Enel Green Power Chile S.A. [Member] | Agricola El Tapial Ltda. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	3.70%	3.70%
Current lease liabilities	$ 27,797	$ 29,436
Non-current lease liabilities	691,804	668,889
Enel Green Power Chile S.A. [Member] | Agricola El Tapial Ltda. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	27,797	29,436
Enel Green Power Chile S.A. [Member] | Agricola El Tapial Ltda. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	14,231	13,108
Enel Green Power Chile S.A. [Member] | Agricola El Tapial Ltda. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	14,756	13,595
Enel Green Power Chile S.A. [Member] | Agricola El Tapial Ltda. | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	15,303	14,096
Enel Green Power Chile S.A. [Member] | Agricola El Tapial Ltda. | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	15,869	14,619
Enel Green Power Chile S.A. [Member] | Agricola El Tapial Ltda. | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 631,645	$ 613,471
Enel Green Power Chile S.A. [Member] | Francisco Javier Ovalle Irarrazabal | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	3.70%	3.70%
Current lease liabilities	$ 87,231	$ 37,539
Non-current lease liabilities	1,010,165	976,493
Enel Green Power Chile S.A. [Member] | Francisco Javier Ovalle Irarrazabal | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		37,539
Enel Green Power Chile S.A. [Member] | Francisco Javier Ovalle Irarrazabal | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	87,231
Enel Green Power Chile S.A. [Member] | Francisco Javier Ovalle Irarrazabal | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	20,488	19,572
Enel Green Power Chile S.A. [Member] | Francisco Javier Ovalle Irarrazabal | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	21,242	19,572
Enel Green Power Chile S.A. [Member] | Francisco Javier Ovalle Irarrazabal | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	22,029	20,293
Enel Green Power Chile S.A. [Member] | Francisco Javier Ovalle Irarrazabal | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	22,844	21,045
Enel Green Power Chile S.A. [Member] | Francisco Javier Ovalle Irarrazabal | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 923,562	$ 896,011
Enel Green Power Chile S.A. [Member] | Sergio JoseRetamal Iglesias | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	5.72%	5.71%
Current lease liabilities	$ 197,333	$ 141,635
Non-current lease liabilities	3,198,512	3,028,063
Enel Green Power Chile S.A. [Member] | Sergio JoseRetamal Iglesias | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	197,333	141,635
Enel Green Power Chile S.A. [Member] | Sergio JoseRetamal Iglesias | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	42,608	38,502
Enel Green Power Chile S.A. [Member] | Sergio JoseRetamal Iglesias | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	45,043	40,704
Enel Green Power Chile S.A. [Member] | Sergio JoseRetamal Iglesias | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	47,615	43,030
Enel Green Power Chile S.A. [Member] | Sergio JoseRetamal Iglesias | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	50,338	45,487
Enel Green Power Chile S.A. [Member] | Sergio JoseRetamal Iglesias | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 3,012,908	$ 2,860,340
Enel Green Power Chile S.A. [Member] | Pablo Rioseco and Others | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	4.94%
Current lease liabilities	$ 31,812
Non-current lease liabilities	109,901
Enel Green Power Chile S.A. [Member] | Pablo Rioseco and Others | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	31,812
Enel Green Power Chile S.A. [Member] | Pablo Rioseco and Others | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	5,064
Enel Green Power Chile S.A. [Member] | Pablo Rioseco and Others | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	5,315
Enel Green Power Chile S.A. [Member] | Pablo Rioseco and Others | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	5,577
Enel Green Power Chile S.A. [Member] | Pablo Rioseco and Others | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	5,853
Enel Green Power Chile S.A. [Member] | Pablo Rioseco and Others | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 88,092
Enel Green Power Chile S.A. [Member] | Pablo Rioseco and Others | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	4.94%
Current lease liabilities	$ 10,022
Non-current lease liabilities	55,137
Enel Green Power Chile S.A. [Member] | Pablo Rioseco and Others | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	10,022
Enel Green Power Chile S.A. [Member] | Pablo Rioseco and Others | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	2,532
Enel Green Power Chile S.A. [Member] | Pablo Rioseco and Others | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	2,657
Enel Green Power Chile S.A. [Member] | Pablo Rioseco and Others | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	2,789
Enel Green Power Chile S.A. [Member] | Pablo Rioseco and Others | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	2,927
Enel Green Power Chile S.A. [Member] | Pablo Rioseco and Others | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 44,232
Enel Green Power Chile S.A. [Member] | Juan Rioseco and Others | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	3.91%
Current lease liabilities	$ 43,399
Non-current lease liabilities	200,764
Enel Green Power Chile S.A. [Member] | Juan Rioseco and Others | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	43,399
Enel Green Power Chile S.A. [Member] | Juan Rioseco and Others | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	11,154
Enel Green Power Chile S.A. [Member] | Juan Rioseco and Others | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	11,706
Enel Green Power Chile S.A. [Member] | Juan Rioseco and Others | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	12,285
Enel Green Power Chile S.A. [Member] | Juan Rioseco and Others | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	12,892
Enel Green Power Chile S.A. [Member] | Juan Rioseco and Others | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 152,727
Enel Green Power Chile S.A. [Member] | Macarena Rioseco | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	3.91%
Current lease liabilities	$ 32,026
Non-current lease liabilities	103,043
Enel Green Power Chile S.A. [Member] | Macarena Rioseco | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	32,026
Enel Green Power Chile S.A. [Member] | Macarena Rioseco | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	5,315
Enel Green Power Chile S.A. [Member] | Macarena Rioseco | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	5,577
Enel Green Power Chile S.A. [Member] | Macarena Rioseco | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	5,853
Enel Green Power Chile S.A. [Member] | Macarena Rioseco | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	6,142
Enel Green Power Chile S.A. [Member] | Macarena Rioseco | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 80,156
Enel Green Power Chile S.A. [Member] | Multicenter SpA | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	5.95%
Current lease liabilities	$ 550,881
Non-current lease liabilities	838,795
Enel Green Power Chile S.A. [Member] | Multicenter SpA | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	550,881
Enel Green Power Chile S.A. [Member] | Multicenter SpA | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	210,717
Enel Green Power Chile S.A. [Member] | Multicenter SpA | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 628,078
Enel Green Power Chile S.A. [Member] | Sociedad Agrcola La Cruz | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	4.29%
Current lease liabilities	$ 2,284
Enel Green Power Chile S.A. [Member] | Sociedad Agrcola La Cruz | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 2,284
Enel Green Power Chile S.A. [Member] | Forestal Danco | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	5.92%
Current lease liabilities	$ 58,928
Non-current lease liabilities	6,353,728
Enel Green Power Chile S.A. [Member] | Forestal Danco | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	58,928
Enel Green Power Chile S.A. [Member] | Forestal Danco | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	304,104
Enel Green Power Chile S.A. [Member] | Forestal Danco | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	94,694
Enel Green Power Chile S.A. [Member] | Forestal Danco | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	100,299
Enel Green Power Chile S.A. [Member] | Forestal Danco | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	106,234
Enel Green Power Chile S.A. [Member] | Forestal Danco | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 5,748,397
Enel Green Power Chile S.A. [Member] | Paulina Camus Bories | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	3.35%
Current lease liabilities	$ 8,415
Non-current lease liabilities	458,632
Enel Green Power Chile S.A. [Member] | Paulina Camus Bories | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	8,415
Enel Green Power Chile S.A. [Member] | Paulina Camus Bories | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	53,500
Enel Green Power Chile S.A. [Member] | Paulina Camus Bories | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	56,045
Enel Green Power Chile S.A. [Member] | Paulina Camus Bories | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	59,119
Enel Green Power Chile S.A. [Member] | Paulina Camus Bories | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	62,358
Enel Green Power Chile S.A. [Member] | Paulina Camus Bories | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 227,610
Enel Green Power Chile S.A. [Member] | Crucero Este Uno SpA | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	2.96%
Current lease liabilities	$ 27,781
Non-current lease liabilities	891,638
Enel Green Power Chile S.A. [Member] | Crucero Este Uno SpA | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	27,781
Enel Green Power Chile S.A. [Member] | Crucero Este Uno SpA | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	41,572
Enel Green Power Chile S.A. [Member] | Crucero Este Uno SpA | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	42,233
Enel Green Power Chile S.A. [Member] | Crucero Este Uno SpA | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	42,904
Enel Green Power Chile S.A. [Member] | Crucero Este Uno SpA | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	43,586
Enel Green Power Chile S.A. [Member] | Crucero Este Uno SpA | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 721,343
Enel Green Power Chile S.A. [Member] | Soc. Aagricola Ancona Ltda. | Chile [Member] | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	0.07%
Current lease liabilities	$ 7,896
Non-current lease liabilities	8,147,335
Enel Green Power Chile S.A. [Member] | Soc. Aagricola Ancona Ltda. | Chile [Member] | U.S. Dollar [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	7,896
Enel Green Power Chile S.A. [Member] | Soc. Aagricola Ancona Ltda. | Chile [Member] | U.S. Dollar [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	127,416
Enel Green Power Chile S.A. [Member] | Soc. Aagricola Ancona Ltda. | Chile [Member] | U.S. Dollar [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	127,500
Enel Green Power Chile S.A. [Member] | Soc. Aagricola Ancona Ltda. | Chile [Member] | U.S. Dollar [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	260,360
Enel Green Power Chile S.A. [Member] | Soc. Aagricola Ancona Ltda. | Chile [Member] | U.S. Dollar [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	260,531
Enel Green Power Chile S.A. [Member] | Soc. Aagricola Ancona Ltda. | Chile [Member] | U.S. Dollar [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 7,371,528
Enel Green Power Chile S.A. [Member] | Huertos Carmen Soc. Agricola Lt. | Chile [Member] | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	0.07%
Current lease liabilities	$ 1,987
Non-current lease liabilities	46,302
Enel Green Power Chile S.A. [Member] | Huertos Carmen Soc. Agricola Lt. | Chile [Member] | U.S. Dollar [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1,987
Enel Green Power Chile S.A. [Member] | Huertos Carmen Soc. Agricola Lt. | Chile [Member] | U.S. Dollar [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	28,974
Enel Green Power Chile S.A. [Member] | Huertos Carmen Soc. Agricola Lt. | Chile [Member] | U.S. Dollar [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 17,328
Enel Green Power Chile S.A. [Member] | Rentas Coquimbo SpA | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	7.74%
Current lease liabilities	$ 28,373
Enel Green Power Chile S.A. [Member] | Rentas Coquimbo SpA | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 28,373
Enel Green Power Chile S.A. [Member] | Sucesion Aguilera Parada | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	4.47%
Current lease liabilities	$ 243,013
Non-current lease liabilities	1,241,829
Enel Green Power Chile S.A. [Member] | Sucesion Aguilera Parada | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	243,013
Enel Green Power Chile S.A. [Member] | Sucesion Aguilera Parada | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	63,775
Enel Green Power Chile S.A. [Member] | Sucesion Aguilera Parada | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	66,928
Enel Green Power Chile S.A. [Member] | Sucesion Aguilera Parada | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	70,237
Enel Green Power Chile S.A. [Member] | Sucesion Aguilera Parada | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	73,710
Enel Green Power Chile S.A. [Member] | Sucesion Aguilera Parada | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 967,179
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | Euros [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	4.61%	4.61%
Current lease liabilities	$ 987,211	$ 871,180
Non-current lease liabilities	3,503,101	2,974,188
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | Euros [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	987,211	871,180
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | Euros [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	309,933	276,931
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | Euros [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	324,221	289,698
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | Euros [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	339,167	303,053
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | Euros [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	354,803	317,023
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | Euros [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 2,174,977	$ 1,787,483
Enel Chile SA [Member] | Territorial Apoquindo S.A | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	4.17%	4.17%
Current lease liabilities	$ 4,252,997	$ 3,926,786
Non-current lease liabilities	20,866,016	23,962,384
Enel Chile SA [Member] | Territorial Apoquindo S.A | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1,111,140	1,037,198
Enel Chile SA [Member] | Territorial Apoquindo S.A | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	3,141,857	2,889,588
Enel Chile SA [Member] | Territorial Apoquindo S.A | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	4,344,762	3,990,986
Enel Chile SA [Member] | Territorial Apoquindo S.A | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	4,559,017	4,160,718
Enel Chile SA [Member] | Territorial Apoquindo S.A | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	4,843,202	4,365,897
Enel Chile SA [Member] | Territorial Apoquindo S.A | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	5,049,178	4,638,044
Enel Chile SA [Member] | Territorial Apoquindo S.A | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 2,069,857	$ 6,806,739
Enel Chile SA [Member] | Inversiones San Jorge | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	4.34%	4.34%
Current lease liabilities	$ 101,908	$ 163,695
Non-current lease liabilities	17,010	136,883
Enel Chile SA [Member] | Inversiones San Jorge | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	58,231	38,257
Enel Chile SA [Member] | Inversiones San Jorge | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	43,677	125,438
Enel Chile SA [Member] | Inversiones San Jorge | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 17,010	$ 136,883